Financial risk management - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,200,739	R$ 1,317,218
Carrying amount of financial liabilities	830,864	537,785
Non-derivative financial liabilities, undiscounted cash flows	863,243
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	100,786	83,069
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	730,078	454,716
Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	597,642	912,286
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	603,097	404,932
Cash and cash equivalents.
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	45,562	75,898
Cash and cash equivalents. | Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	10,397	7,924
Cash and cash equivalents. | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	35,165	67,974
Financial assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	587,245	904,362
Financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	587,245
Financial assets | Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	587,245	904,362
Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	493,317	288,111
Trade accounts receivable | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	493,317	288,111
Other receivables | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	74,615	48,847
Other assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	74,615	48,847
Suppliers
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		24,007
Non-derivative financial liabilities, undiscounted cash flows	49,678
Suppliers | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	49,678	24,007
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	295,974	209,773
Loans and financing | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	295,974	210,182
Loans and financing | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	295,974
Lease payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	106,179	126,082
Lease payable | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	106,179	126,082
Lease payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	106,179
Accounts payable for the acquisition of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	100,786	83,069
Accounts payable for the acquisition of subsidiaries | Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	100,786	83,069
Accounts payable for the acquisition of subsidiaries | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	40,866
Accounts payable for the acquisition of subsidiaries | Level 3
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	59,920
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	278,247	94,854
Other liabilities | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 278,247	R$ 94,445